EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	For the years ended September 30,
	2012	2011	2010

Numerator used in basic net income per share:
Net (loss) income	$(8,988,000)	$(1,037,000)	$8,237,000
Shares (denominator):
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,152,747
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,152,747

(Loss) Earnings per ordinary share- basic and diluted	$(6.40)	$(0.74)	$7.15